Subsequent Events	9 Months Ended
Jul. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
On August 12, 2024, April 2023 Warrants and September 2023 Warrants were exercised into 69,592 shares, for gross proceeds of $74,999.